iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aluminum  — 1.8%
Arconic Corp.
(a)
........................... 374,288 $ 11,071,439
Century Aluminum Co.
(a)
..................... 1,253,415 10,929,779
Kaiser Aluminum Corp. ...................... 160,465 11,495,713
33,496,931
a
Automotive Parts & Equipment  — 0.7%
XPEL, Inc.
(a)
............................. 146,532 12,340,925
a
Building Products  — 7.1%
Advanced Drainage Systems, Inc. .............. 103,630 11,791,021
Apogee Enterprises, Inc. ..................... 270,897 12,859,481
Armstrong World Industries, Inc. ................ 167,186 12,281,483
AZEK Co., Inc. (The), Class A
(a)
................ 420,565 12,738,914
Builders FirstSource, Inc.
(a)(b)
.................. 90,921 12,365,256
Carlisle Companies, Inc. ..................... 47,879 12,282,400
Gibraltar Industries, Inc.
(a)
.................... 190,539 11,988,714
Insteel Industries, Inc. ....................... 343,941 10,703,444
Owens Corning ........................... 95,288 12,435,084
Simpson Manufacturing Co., Inc. ............... 85,441 11,833,578
Trex Co., Inc.
(a)(b)
.......................... 193,539 12,688,417
133,967,792
a
Commodity Chemicals  — 2.3%
AdvanSix, Inc. ............................ 305,219 10,676,561
Hawkins, Inc. ............................ 216,512 10,325,457
LyondellBasell Industries NV, Class A ............ 120,297 11,046,873
Westlake Corp.
(b)
.......................... 95,717 11,435,310
43,484,201
a
Construction & Engineering  — 11.6%
AECOM ................................ 133,542 11,309,672
API Group Corp.
(a)(b)
........................ 461,279 12,574,466
Argan, Inc. .............................. 263,380 10,379,806
Comfort Systems USA, Inc. ................... 69,849 11,469,206
Construction Partners, Inc., Class A
(a)
............ 359,847 11,295,597
EMCOR Group, Inc. ........................ 62,458 11,540,989
Fluor Corp.
(a)
............................. 366,303 10,842,569
Granite Construction, Inc. .................... 281,839 11,211,555
Great Lakes Dredge & Dock Corp.
(a)
............. 1,481,775 12,091,284
MasTec, Inc.
(a)(b)
........................... 102,404 12,080,600
MDU Resources Group, Inc. .................. 529,723 11,092,400
MYR Group, Inc.
(a)
......................... 80,548 11,143,010
Northwest Pipe Co.
(a)
....................... 383,715 11,603,542
Primoris Services Corp. ..................... 388,400 11,834,548
Quanta Services, Inc. ....................... 60,067 11,800,162
Stantec, Inc. ............................. 178,645 11,651,227
Sterling Infrastructure, Inc.
(a)
.................. 219,858 12,268,076
Tutor Perini Corp.
(a)
........................ 1,714,257 12,256,938
Valmont Industries, Inc. ...................... 38,765 11,282,553
219,728,200
a
Construction Machinery & Heavy Transportation Equipment  — 2.8%
Astec Industries, Inc. ....................... 258,903 11,764,552
Greenbrier Companies, Inc. (The) ............... 364,822 15,723,828
Terex Corp. .............................. 208,380 12,467,375
Trinity Industries, Inc. ....................... 474,846 12,208,291
52,164,046
a
Construction Materials  — 1.9%
Martin Marietta Materials, Inc. ................. 26,060 12,031,641
Summit Materials, Inc., Class A
(a)
............... 322,028 12,188,760
Vulcan Materials Co. ....................... 53,356 12,028,577
36,248,978
a
Security Shares Value
a
Copper  — 0.6%
Taseko Mines, Ltd.
(b)
........................ 7,726,396 $ 11,048,746
a
Distributors  — 0.7%
Pool Corp. .............................. 33,143 12,416,694
a
Diversified Chemicals  — 0.6%
LSB Industries, Inc.
(a)(b)
...................... 1,107,160 10,905,526
a
Diversified Metals & Mining  — 0.6%
Compass Minerals International, Inc. ............. 315,640 10,731,760
a
Electric Utilities  — 17.9%
ALLETE, Inc. ............................ 209,812 12,162,802
Alliant Energy Corp. ........................ 246,744 12,949,125
American Electric Power Co., Inc. ............... 153,694 12,941,035
Avangrid, Inc. ............................ 336,546 12,681,053
Constellation Energy Corp. ................... 146,515 13,413,448
Duke Energy Corp. ........................ 143,017 12,834,345
Edison International ........................ 192,348 13,358,569
Entergy Corp. ............................ 128,982 12,558,977
Evergy, Inc. .............................. 222,169 12,979,113
Eversource Energy ........................ 183,201 12,992,615
Exelon Corp. ............................. 323,151 13,165,172
FirstEnergy Corp. ......................... 340,207 13,227,248
Fortis, Inc.
(b)
............................. 298,760 12,873,568
Hawaiian Electric Industries, Inc. ............... 348,623 12,620,153
IDACORP, Inc. ........................... 121,976 12,514,738
MGE Energy, Inc. .......................... 174,668 13,817,985
NextEra Energy, Inc. ....................... 173,675 12,886,685
NRG Energy, Inc. .......................... 385,161 14,401,170
OGE Energy Corp. ......................... 359,468 12,908,496
PG&E Corp.
(a)(b)
........................... 770,318 13,311,095
Pinnacle West Capital Corp. .................. 165,795 13,505,661
PNM Resources, Inc. ....................... 274,997 12,402,365
Portland General Electric Co. .................. 258,272 12,094,878
PPL Corp. .............................. 483,629 12,796,823
Southern Co. (The) ........................ 184,676 12,973,489
Xcel Energy, Inc. .......................... 203,132 12,628,716
336,999,324
a
Electrical Components & Equipment  — 0.5%
SunPower Corp.
(a)(b)
........................ 993,292 9,734,262
a
Environmental & Facilities Services  — 1.2%
Enviri Corp.
(a)
............................ 1,201,883 11,862,585
Tetra Tech, Inc. ........................... 70,634 11,565,611
23,428,196
a
Forest Products  — 1.4%
Louisiana-Pacific Corp. ...................... 177,764 13,328,745
West Fraser Timber Co., Ltd. .................. 152,609 13,121,322
26,450,067
a
Gas Utilities  — 4.5%
Atmos Energy Corp. ........................ 111,997 13,029,731
Chesapeake Utilities Corp. ................... 98,730 11,748,870
New Jersey Resources Corp. .................. 254,684 12,021,085
Northwest Natural Holding Co. ................. 296,070 12,745,813
ONE Gas, Inc. ............................ 157,604 12,105,563
Southwest Gas Holdings, Inc. ................. 180,644 11,497,991
Spire, Inc. ............................... 195,785 12,420,600
85,569,653
a
Independent Power Producers & Energy Traders  — 0.7%
Vistra Corp. ............................. 518,844 13,619,655
a

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Infrastructure ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Industrial Machinery & Supplies & Components  — 1.7%
Luxfer Holdings PLC ....................... 709,775 $ 10,100,098
Mueller Industries, Inc. ...................... 137,253 11,979,442
Omega Flex, Inc. .......................... 100,706 10,451,269
32,530,809
a
Multi-Utilities  — 10.2%
Algonquin Power & Utilities Corp. ............... 1,503,614 12,419,852
Ameren Corp. ............................ 158,013 12,904,922
Avista Corp. ............................. 307,580 12,078,666
Black Hills Corp. .......................... 205,872 12,405,847
CenterPoint Energy, Inc. ..................... 448,455 13,072,463
CMS Energy Corp. ......................... 219,772 12,911,605
Consolidated Edison, Inc. .................... 139,777 12,635,841
Dominion Energy, Inc. ....................... 257,236 13,322,252
DTE Energy Co. .......................... 117,798 12,960,136
NiSource, Inc. ............................ 479,290 13,108,581
NorthWestern Corp. ........................ 222,553 12,632,108
Public Service Enterprise Group, Inc. ............ 210,123 13,155,801
Sempra Energy ........................... 88,625 12,902,914
Unitil Corp. .............................. 238,487 12,093,676
WEC Energy Group, Inc. ..................... 147,286 12,996,517
191,601,181
a
Oil & Gas Equipment & Services  — 0.6%
U.S. Silica Holdings, Inc.
(a)
.................... 865,357 10,496,780
a
Oil & Gas Storage & Transportation  — 7.7%
Antero Midstream Corp. ..................... 1,197,556 13,891,649
DT Midstream, Inc. ......................... 268,491 13,309,099
Enbridge, Inc. ............................ 342,662 12,729,893
EnLink Midstream LLC ...................... 1,244,018 13,186,591
Equitrans Midstream Corp. ................... 1,412,534 13,503,825
Kinder Morgan, Inc., Class P .................. 765,722 13,185,733
Kinetik Holdings, Inc., Class A ................. 390,794 13,732,501
New Fortress Energy, Inc., Class A .............. 439,992 11,782,986
ONEOK, Inc. ............................. 218,349 13,476,500
TC Energy Corp. .......................... 311,761 12,598,262
Williams Companies, Inc. (The) ................ 424,274 13,844,061
145,241,100
a
Rail Transportation  — 2.1%
CSX Corp. .............................. 401,812 13,701,789
Norfolk Southern Corp. ...................... 59,416 13,473,172
Union Pacific Corp. ........................ 64,562 13,210,677
40,385,638
a
Research & Consulting Services  — 1.2%
Jacobs Solutions, Inc. ....................... 94,068 11,183,744
NV5 Global, Inc.
(a)(b)
........................ 111,388 12,338,449
23,522,193
a
Specialty Chemicals  — 1.8%
Eastman Chemical Co. ...................... 131,005 10,967,739
Ecovyst, Inc.
(a)
............................ 1,036,108 11,873,798
Ingevity Corp.
(a)
........................... 208,781 12,142,703
34,984,240
a
Steel  — 9.0%
Algoma Steel Group, Inc.
(b)
................... 1,469,694 10,434,827
ATI, Inc.
(a)
............................... 278,932 12,337,162
Carpenter Technology Corp. .................. 220,756 12,391,034
Cleveland-Cliffs, Inc.
(a)(b)
..................... 718,735 12,045,999
Commercial Metals Co. ...................... 237,267 12,494,480
Haynes International, Inc. .................... 228,496 11,612,167
Nucor Corp. ............................. 76,558 12,553,981
Olympic Steel, Inc. ......................... 235,766 11,552,534
Security Shares Value
a
Steel (continued)
Reliance Steel & Aluminum Co. ................ 44,755 $ 12,155,010
Ryerson Holding Corp. ...................... 304,702 13,217,973
Steel Dynamics, Inc. ........................ 110,706 12,059,205
TimkenSteel Corp.
(a)(b)
....................... 588,517 12,694,312
United States Steel Corp. .................... 492,799 12,324,903
Worthington Industries, Inc. ................... 180,494 12,538,918
170,412,505
a
Trading Companies & Distributors  — 3.4%
Alta Equipment Group, Inc. ................... 745,996 12,928,111
BlueLinx Holdings, Inc.
(a)
..................... 122,614 11,498,741
Boise Cascade Co. ........................ 143,251 12,942,728
H&E Equipment Services, Inc. ................. 273,707 12,522,095
United Rentals, Inc. ........................ 29,914 13,322,798
63,214,473
a
Water Utilities  — 5.2%
American States Water Co. ................... 140,005 12,180,435
American Water Works Co., Inc. ................ 87,974 12,558,288
Artesian Resources Corp., Class A, NVS .......... 256,518 12,112,780
California Water Service Group ................ 221,554 11,438,833
Essential Utilities, Inc. ....................... 313,282 12,503,085
Middlesex Water Co. ....................... 155,598 12,550,535
SJW Group .............................. 167,591 11,749,805
York Water Co. (The) ....................... 297,583 12,281,250
97,375,011
a
Total Long-Term  Investments — 99.8%
(Cost: $1,760,032,764) ............................... 1,882,098,886
a
Short-Term Securities
Money Market Funds  —  1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.31%
(c)(d)(e)
............................ 22,541,171 22,545,679
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.09%
(c)(d)
............................. 2,323,186 2,323,186
a
Total Short-Term Securities — 1.3%
(Cost: $24,861,156) ................................. 24,868,865
Total Investments — 101.1%
(Cost: $1,784,893,920) ............................... 1,906,967,751
Liabilities in Excess of Other Assets — (1.1)% ............... (20,500,278)
Net Assets — 100.0% ................................. $ 1,886,467,473
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 53,900,144  $ —  $ (31,352,680)
(a)
$ (2,758) $ 973  $ 22,545,679  22,541,171  $ 47,913
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 22,701,642  —  (20,378,456)
(a)
—  —  2,323,186  2,323,186  175,744  —
$ (2,758) $ 973
$ 24,868,865
$ 223,657  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 4 09/15/23 $ 343 $ 1,749
E-Mini S&P MidCap 400 Index ............................................................ 10 09/15/23 2,644 50,183
E-Mini Utilities Select Sector Index ......................................................... 18 09/15/23 1,199 (13,780)
$ 38,152
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date Net Notional
Accrued
Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long .......
Monthly
Goldman Sachs Bank USA
(b)
08/19/26
$ 12,776 $ (719)
(c )
$ 12,018 – %
( d )
Monthly
HSBC Bank PLC
(e)
02/10/28
14,326 (580)
(f )
13,793 –
(d )
$ (1,299) $ 25,811
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)
Amount includes $39 of net dividends and financing fees.
(d)
Rounds to less than 0.1%.
(f)
Amount includes $(47) of net dividends and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (e)
Range: 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate
(OBFR01)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Infrastructure ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with
Goldman Sachs Bank USA as of period end, termination date August 19,
2026 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Gas Utilities
Chesapeake Utilities Corp. ............ 100 $ 11,900 99.0%
a
Multi-Utilities
Avista Corp. ...................... 3 118 1.0
a
Total Reference Entity — Long
12,018
Net Value of Reference Entity — Goldman Sachs Bank
USA ................................... $ 12,018
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC
Bank PLC as of period end, termination date February 10, 2028 :
Shares Value
% of
Basket
Value
Reference Entity — Long
Common Stocks
Water Utilities
Middlesex Water Co. ................ 171 $ 13,793 100.0%
a
Total Reference Entity — Long
13,793
Net Value of Reference Entity — HSBC Bank PLC .... $ 13,793
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 1,882,098,886  $ —  $ —  $ 1,882,098,886
Short-Term Securities
Money Market Funds ..................................... 24,868,865  —  —  24,868,865
$ 1,906,967,751  $ —  $ —  $ 1,906,967,751
Derivative Financial Instruments
(a)
Assets
Equity Contracts .......................................... $ 51,932  $ —  $ —  $ 51,932
Liabilities
Equity Contracts .......................................... (13,780) (1,299) —  (15,079)
$ 38,152  $ (1,299) $ —  $ 36,853
a
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2023

Schedule of Investments
Portfolio Abbreviation
NVS Non-Voting Shares